Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Beginning balance	$ (39,157)	$ (39,365)
Other comprehensive income (loss) before reclassifications, net	11,961	212
Amounts reclassified from accumulated other comprehensive (gain) loss, net	60	(4)
Reduction in state tax adjustment, net	(99)	0
Net current period other comprehensive income (loss)	11,922	208
Ending balance	$ (27,235)	$ (39,157)